INCOME TAXES (Schedule of Loss before income taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Loss before income taxes	$ (63,925)	$ (23,354)	$ (75,933)
Cayman Islands [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(7,732)	(17,673)	(62,773)
USA
Segment Reporting Information [Line Items]
Loss before income taxes	(1,292)	(80)	(631)
Hong Kong [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(25,039)	(710)	(1,184)
Japan
Segment Reporting Information [Line Items]
Loss before income taxes	0	(79)	(366)
MALTA
Segment Reporting Information [Line Items]
Loss before income taxes	(1,152)	(1,410)	(37)
CURAAO
Segment Reporting Information [Line Items]
Loss before income taxes	114	160	(3,291)
Cyprus
Segment Reporting Information [Line Items]
Loss before income taxes	0	(6)	(4)
PRC [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	$ (28,824)	$ (3,556)	$ (7,647)